Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Summary of selected quarterly financial information
Interest income	$ 6,349	$ 6,666	$ 6,610	$ 6,497	$ 6,752	$ 6,893	$ 7,053	$ 6,810	$ 26,122	$ 27,509
Interest expense	1,194	1,232	1,342	1,672	1,473	1,508	1,840	1,977	5,390	6,798
Net interest income	5,155	5,434	5,268	4,875	5,279	5,385	5,213	4,833	20,732	20,711
Provision for loan losses	400	300	200	450	299	297	898	499	1,350	1,994
Non-interest income	4,648	3,408	3,208	3,581	3,423	2,475	5,097	2,863	14,845	13,857
Non-interest expense	7,212	6,725	6,871	6,676	7,972	6,823	8,398	7,060	27,484	30,253
Income tax expense (benefit)	667	513	391	358	157	137	237	127	1,929	658
Net income	$ 1,524	$ 1,304	$ 1,014	$ 972	$ 274	$ 603	$ 777	$ 11	$ 4,814	$ 1,664
Earnings per share
Basic	$ 0.31	$ 0.27	$ 0.21	$ 0.20	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34
Diluted	$ 0.31	$ 0.27	$ 0.21	$ 0.20	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34
Dividends per share